CONDENSED BALANCE SHEETS - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 03, 2021
Current assets
Cash	$ 497,072		$ 953,329
Prepaid expenses	294,983		450,708
Total Current Assets	792,055		1,404,037
Investments held in Trust Account	205,551,462		205,284,883
Total assets	206,343,517		206,688,920
Current liabilities
Accounts payable and accrued expenses	4,838,953		396,587
Total Current Liabilities	4,838,953		396,587
Derivative warrant liabilities	1,805,624		9,856,706
Deferred underwriting fee payable	7,043,750		6,693,750
Total liabilities	13,688,327		16,947,043
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(12,620,313)		(15,533,626)
Total Stockholders' Deficit	(12,619,810)	$ (16,787,359)	(15,533,123)	$ 14,306	$ 23,404	$ 0
Total Liabilities and Stockholders' Deficit	206,343,517		206,688,920
Class A Common Stock
Current liabilities
Class A common stock; 20,125,000 shares subject to possible redemption at $10.20 per share	205,275,000		205,275,000
Stockholders' Deficit
Common stock
Class A common stock subject to redemption
Current liabilities
Class A common stock; 20,125,000 shares subject to possible redemption at $10.20 per share	205,275,000		205,275,000
Class B Common Stock
Stockholders' Deficit
Common stock	$ 503		$ 503